Contractual Maturities of Assets and Liabilities and Off-Balance Sheet Commitments - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023	Nov. 01, 2022	Oct. 31, 2022
Assets
Cash and cash equivalents	$ 65,098	$ 77,934		$ 87,466
Interest bearing deposits with banks	3,640	4,109
Securities	396,880	320,084
Securities borrowed or purchased under resale agreements	110,907	115,662
Loans
Residential mortgages	191,080	177,250
Consumer instalment and other personal	92,687	104,042
Credit cards	13,612	12,294
Business and government	384,993	366,886
Allowance for credit losses	(4,356)	(3,807)
Loans,net	678,016	656,665
Other Assets
Derivative instruments	47,253	39,976
Customers' liability under acceptances	359	8,111
Receivable from brokers, dealers and clients	31,916	53,002
Other	75,578	71,463
Other assets	155,106	172,552	$ 4,957
Total Assets	1,409,647	1,347,006
Deposits
Deposits	982,440	910,879
Other liabilities
Derivative instruments	58,303	50,193
Acceptances	359	8,111
Securities sold but not yet purchased	35,030	43,774
Securities lent or sold under repurchase agreements	110,791	106,108
Securitization and structured entities' liabilities	40,164	27,094
Insurance-related liabilities	18,770	14,458
Payable to brokers, dealers and clients	34,407	53,754
Other	36,720	48,284
Total other liabilities	334,544	351,776	$ 13,484
Subordinated debt	8,377	8,228
Total Equity	84,286	76,123
Total Liabilities and Equity	1,409,647	1,347,006
Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	236,271	222,430
Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	32,416	31,419
Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	18,224	18,805
Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,459	1,620
0 -1 month [member]
Assets
Cash and cash equivalents	62,827	75,473
Interest bearing deposits with banks	2,513	2,775
Securities	6,787	4,115
Securities borrowed or purchased under resale agreements	85,185	93,707
Loans
Residential mortgages	1,683	1,121
Consumer instalment and other personal	581	285
Credit cards	0	0
Business and government	8,647	19,671
Allowance for credit losses	0	0
Loans,net	10,911	21,077
Other Assets
Derivative instruments	5,573	2,797
Customers' liability under acceptances	359	4,682
Receivable from brokers, dealers and clients	31,916	53,002
Other	3,847	3,580
Other assets	41,695	64,061
Total Assets	209,918	261,208
Deposits
Deposits	47,637	48,986
Other liabilities
Derivative instruments	6,769	3,103
Acceptances	359	4,682
Securities sold but not yet purchased	35,030	43,774
Securities lent or sold under repurchase agreements	99,364	99,006
Securitization and structured entities' liabilities	44	97
Insurance-related liabilities	93	81
Payable to brokers, dealers and clients	34,407	53,754
Other	12,409	13,185
Total other liabilities	188,475	217,682
Subordinated debt	0	0
Total Equity	0	0
Total Liabilities and Equity	236,112	266,668
0 -1 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,720	2,216
0 -1 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,109	1,641
0 -1 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	283	212
0 -1 month [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	30	46
1 - 3 Months [member]
Assets
Cash and cash equivalents	0	0
Interest bearing deposits with banks	628	680
Securities	14,011	8,556
Securities borrowed or purchased under resale agreements	16,803	12,311
Loans
Residential mortgages	3,284	2,188
Consumer instalment and other personal	974	621
Credit cards	0	0
Business and government	14,418	10,920
Allowance for credit losses	0	0
Loans,net	18,676	13,729
Other Assets
Derivative instruments	7,996	4,539
Customers' liability under acceptances	0	3,423
Receivable from brokers, dealers and clients	0	0
Other	1,012	814
Other assets	9,008	8,776
Total Assets	59,126	44,052
Deposits
Deposits	74,759	63,728
Other liabilities
Derivative instruments	10,541	8,450
Acceptances	0	3,423
Securities sold but not yet purchased	0	0
Securities lent or sold under repurchase agreements	7,777	4,751
Securitization and structured entities' liabilities	981	717
Insurance-related liabilities	89	86
Payable to brokers, dealers and clients	0	0
Other	2,968	2,188
Total other liabilities	22,356	19,615
Subordinated debt	0	0
Total Equity	0	0
Total Liabilities and Equity	97,115	83,343
1 - 3 Months [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,220	4,874
1 - 3 Months [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,235	5,088
1 - 3 Months [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	213	241
1 - 3 Months [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	78	91
3-6 month [member]
Assets
Cash and cash equivalents	0	0
Interest bearing deposits with banks	481	383
Securities	7,840	7,225
Securities borrowed or purchased under resale agreements	5,701	6,903
Loans
Residential mortgages	6,413	3,403
Consumer instalment and other personal	1,703	1,028
Credit cards	0	0
Business and government	16,461	12,550
Allowance for credit losses	0	0
Loans,net	24,577	16,981
Other Assets
Derivative instruments	7,211	2,670
Customers' liability under acceptances	0	6
Receivable from brokers, dealers and clients	0	0
Other	948	336
Other assets	8,159	3,012
Total Assets	46,758	34,504
Deposits
Deposits	69,479	64,939
Other liabilities
Derivative instruments	10,828	3,033
Acceptances	0	6
Securities sold but not yet purchased	0	0
Securities lent or sold under repurchase agreements	721	476
Securitization and structured entities' liabilities	1,072	1,199
Insurance-related liabilities	18	15
Payable to brokers, dealers and clients	0	0
Other	805	101
Total other liabilities	13,444	4,830
Subordinated debt	0	0
Total Equity	0	0
Total Liabilities and Equity	82,923	69,769
3-6 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	10,229	9,377
3-6 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	6,113	5,739
3-6 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	213	666
3-6 month [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	94	106
6-9 month [member]
Assets
Cash and cash equivalents	0	0
Interest bearing deposits with banks	18	153
Securities	6,707	5,585
Securities borrowed or purchased under resale agreements	2,330	2,491
Loans
Residential mortgages	6,653	4,246
Consumer instalment and other personal	1,827	1,343
Credit cards	0	0
Business and government	19,448	16,370
Allowance for credit losses	0	0
Loans,net	27,928	21,959
Other Assets
Derivative instruments	2,482	2,827
Customers' liability under acceptances	0	0
Receivable from brokers, dealers and clients	0	0
Other	31	42
Other assets	2,513	2,869
Total Assets	39,496	33,057
Deposits
Deposits	68,110	60,911
Other liabilities
Derivative instruments	3,311	2,278
Acceptances	0	0
Securities sold but not yet purchased	0	0
Securities lent or sold under repurchase agreements	106	539
Securitization and structured entities' liabilities	2,183	2,195
Insurance-related liabilities	18	15
Payable to brokers, dealers and clients	0	0
Other	144	95
Total other liabilities	5,762	5,122
Subordinated debt	0	0
Total Equity	0	0
Total Liabilities and Equity	73,872	66,033
6-9 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	16,052	14,499
6-9 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	6,761	5,397
6-9 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,408	2,207
6-9 month [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	87	101
9-12 month [Member]
Assets
Cash and cash equivalents	0	0
Interest bearing deposits with banks	0	118
Securities	9,720	6,602
Securities borrowed or purchased under resale agreements	888	0
Loans
Residential mortgages	9,252	4,761
Consumer instalment and other personal	2,671	1,542
Credit cards	0	0
Business and government	21,828	16,953
Allowance for credit losses	0	0
Loans,net	33,751	23,256
Other Assets
Derivative instruments	1,660	1,555
Customers' liability under acceptances	0	0
Receivable from brokers, dealers and clients	0	0
Other	14	4
Other assets	1,674	1,559
Total Assets	46,033	31,535
Deposits
Deposits	48,835	52,040
Other liabilities
Derivative instruments	2,160	2,014
Acceptances	0	0
Securities sold but not yet purchased	0	0
Securities lent or sold under repurchase agreements	1,016	0
Securitization and structured entities' liabilities	152	592
Insurance-related liabilities	30	39
Payable to brokers, dealers and clients	0	0
Other	1,611	69
Total other liabilities	4,969	2,714
Subordinated debt	0	0
Total Equity	0	0
Total Liabilities and Equity	53,804	54,754
9-12 month [Member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	16,284	14,190
9-12 month [Member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	6,163	6,065
9-12 month [Member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,132	2,039
9-12 month [Member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	187	155
1-2 years [member]
Assets
Cash and cash equivalents	0	0
Interest bearing deposits with banks	0	0
Securities	21,264	29,930
Securities borrowed or purchased under resale agreements	0	250
Loans
Residential mortgages	52,489	27,229
Consumer instalment and other personal	14,815	8,094
Credit cards	0	0
Business and government	63,613	49,366
Allowance for credit losses	0	0
Loans,net	130,917	84,689
Other Assets
Derivative instruments	6,365	7,804
Customers' liability under acceptances	0	0
Receivable from brokers, dealers and clients	0	0
Other	13	10
Other assets	6,378	7,814
Total Assets	158,559	122,683
Deposits
Deposits	51,789	47,624
Other liabilities
Derivative instruments	6,470	7,694
Acceptances	0	0
Securities sold but not yet purchased	0	0
Securities lent or sold under repurchase agreements	1,807	1,336
Securitization and structured entities' liabilities	4,353	4,896
Insurance-related liabilities	83	77
Payable to brokers, dealers and clients	0	0
Other	2,492	14,032
Total other liabilities	15,205	28,035
Subordinated debt	25	0
Total Equity	0	0
Total Liabilities and Equity	67,019	75,659
1-2 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	47,054	41,713
1-2 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,310	3,663
1-2 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,047	3,951
1-2 years [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	399	354
2-5 years [member]
Assets
Cash and cash equivalents	0	0
Interest bearing deposits with banks	0	0
Securities	84,775	64,250
Securities borrowed or purchased under resale agreements	0	0
Loans
Residential mortgages	77,867	107,347
Consumer instalment and other personal	24,595	35,467
Credit cards	0	0
Business and government	105,740	114,289
Allowance for credit losses	0	0
Loans,net	208,202	257,103
Other Assets
Derivative instruments	8,374	9,325
Customers' liability under acceptances	0	0
Receivable from brokers, dealers and clients	0	0
Other	13	19
Other assets	8,387	9,344
Total Assets	301,364	330,697
Deposits
Deposits	87,297	80,829
Other liabilities
Derivative instruments	9,112	11,748
Acceptances	0	0
Securities sold but not yet purchased	0	0
Securities lent or sold under repurchase agreements	0	0
Securitization and structured entities' liabilities	9,913	9,870
Insurance-related liabilities	195	163
Payable to brokers, dealers and clients	0	0
Other	4,058	2,601
Total other liabilities	23,278	24,382
Subordinated debt	25	25
Total Equity	0	0
Total Liabilities and Equity	110,600	105,236
2-5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	130,664	129,634
2-5 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,689	3,778
2-5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	9,110	8,643
2-5 years [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	486	626
Over 5 years [member]
Assets
Cash and cash equivalents	0	0
Interest bearing deposits with banks	0	0
Securities	172,886	139,501
Securities borrowed or purchased under resale agreements	0	0
Loans
Residential mortgages	33,227	26,689
Consumer instalment and other personal	18,830	29,992
Credit cards	0	0
Business and government	32,444	27,880
Allowance for credit losses	0	0
Loans,net	84,501	84,561
Other Assets
Derivative instruments	7,592	8,459
Customers' liability under acceptances	0	0
Receivable from brokers, dealers and clients	0	0
Other	7,717	7,629
Other assets	15,309	16,088
Total Assets	272,696	240,150
Deposits
Deposits	25,602	18,624
Other liabilities
Derivative instruments	9,112	11,873
Acceptances	0	0
Securities sold but not yet purchased	0	0
Securities lent or sold under repurchase agreements	0	0
Securitization and structured entities' liabilities	21,466	7,528
Insurance-related liabilities	701	546
Payable to brokers, dealers and clients	0	0
Other	2,799	5,614
Total other liabilities	34,078	25,561
Subordinated debt	8,327	8,203
Total Equity	0	0
Total Liabilities and Equity	68,007	52,388
Over 5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	7,048	5,927
Over 5 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	36	48
Over 5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	818	846
Over 5 years [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	98	141
No maturity [member]
Assets
Cash and cash equivalents	2,271	2,461
Interest bearing deposits with banks	0	0
Securities	72,890	54,320
Securities borrowed or purchased under resale agreements	0	0
Loans
Residential mortgages	212	266
Consumer instalment and other personal	26,691	25,670
Credit cards	13,612	12,294
Business and government	102,394	98,887
Allowance for credit losses	(4,356)	(3,807)
Loans,net	138,553	133,310
Other Assets
Derivative instruments	0	0
Customers' liability under acceptances	0	0
Receivable from brokers, dealers and clients	0	0
Other	61,983	59,029
Other assets	61,983	59,029
Total Assets	275,697	249,120
Deposits
Deposits	508,932	473,198
Other liabilities
Derivative instruments	0	0
Acceptances	0	0
Securities sold but not yet purchased	0	0
Securities lent or sold under repurchase agreements	0	0
Securitization and structured entities' liabilities	0	0
Insurance-related liabilities	17,543	13,436
Payable to brokers, dealers and clients	0	0
Other	9,434	10,399
Total other liabilities	26,977	23,835
Subordinated debt	0	0
Total Equity	84,286	76,123
Total Liabilities and Equity	620,195	573,156
No maturity [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0	0
No maturity [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0	0
No maturity [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0	0
No maturity [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	$ 0	$ 0